Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of domestic and foreign income before taxes
For financial reporting purposes, income before taxes from continuing operations includes the following components for the years ended December 31, 2023 and 2022:

	Year ended December 31
	2023	2022
Domestic	$(95,991)	$(62,647)
Foreign	(28,375)	(23,841)
Total	$(124,366)	$(86,488)

Schedule of tax provision amounts recognized in the Consolidated Statements of Operations
Provision for income taxes from continuing operations for the years ended December 31, 2023 and 2022 consisted of the following:

	Year ended December 31,
	2023	2022
Current:
Federal	$121,079	$143,148
State	22,825	43,756
Foreign	123	(304)
Total current	$144,027	$186,600

Deferred:
Federal	$(20,775)	$(8,016)
State	(9,057)	2,625
Foreign	394	(2,387)
Total deferred	$(29,438)	$(7,778)

Schedule of a reconciliation of the statutory income tax rate to the Company's effective income tax rate
A reconciliation of the statutory income tax rate on continuing operations to the Company’s effective income tax rate is as follows:

	Year ended December 31,
	2023		2022
Provision for income taxes computed using statutory tax rate	$(18,655)	15%	$(12,973)	15%
Effect of tax rates in foreign jurisdictions	(9,149)	7%	(7,473)	9%
Tax effect of:
State income taxes, net of federal income tax benefit	13,769	(11)%	46,337	(54)%
Share-based compensation	2,033	(2)%	(7,093)	8%
Non-deductible expenses	83,533	(67)%	78,465	(91)%
Increase in uncertain tax position	(12,185)	10%	11,157	(13)%
Increase in valuation allowance	36,042	(29)%	61,918	(72)%
Penalties and interest	19,134	(15)%	4,555	(4)%
Other	67	—%	3,929	(5)%
Provision for income taxes	$114,589	(92)%	$178,822	(207)%

Schedule of deferred tax assets not recognized
The components of the Company’s deferred tax assets and liabilities associated with its continuing operations as of December 31, 2023 and 2022 were as follows:

	2023	2022
Deferred tax assets:
Net operating loss carryforward	$188,944	$161,360
163j Interest Carryovers	57,809	41,596
Stock compensation	10,808	12,906
Accrued and prepaid expenses	3,347	2,593
Other	52	111
Total deferred tax assets	$260,960	$218,566

Deferred tax liabilities:
Depreciation and amortization	$(300,073)	$(312,793)
Inventory	(1,056)	(1,112)
Total deferred tax liabilities	$(301,129)	$(313,905)

Valuation allowance	(256,599)	(212,071)

Net deferred tax liabilities	$(296,768)	$(307,410)

Schedule of unrecognized tax benefits
The following table summarizes the activity within the Company’s unrecognized tax benefits from continuing operations for the year ended December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Balance at beginning of the year	$70,888	$38,099
Additions based on tax positions related to the current year	8,313	7,386
Additions for tax positions of prior years	(896)	7
Additions based on acquisitions	(485)	30,122
Lapse of statute	(20,889)	(4,726)
Balance at the end of the year	$56,931	$70,888